CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2018
Disclosure of Customer Deposits [Abstract]
Disclosure of deposits from customers [text block]

NOTE 20 – CUSTOMER DEPOSITS

The following is a detail of the balances of the deposits received from Grupo Aval´s customer:

Detail	December 31, 2018		December 31, 2017

Demand
Checking accounts	Ps.	39,702,878	Ps.	36,017,602
Savings accounts		57,221,439		55,778,677
Other funds on demand		582,122		472,782
		97,506,439		92,269,061

Term deposits (1)
Fixed term deposit certificates (1)		66,853,012		62,616,163
Total Deposits		164,359,451		154,885,224

Per currency
In Colombian Pesos		99,388,366		96,797,225
In foreign currency		64,965,716		58,083,025
Other		5,369		4,974
Total per currency	Ps.	164,359,451	Ps.	154,885,224
(1)	The amount of term deposits due over 12 months as December 31, 2018 is Ps. 20,686,104 and December 31, 2017 is Ps.17,869,572.

A summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2018
	Deposits
	in Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.04%	4.76%	0.25%	5.50%
Saving accounts	0.01%	6.00%	0.05%	8.00%
Fixed term deposit certificates	0.05%	9.05%	0.05%	11.45%

December 31, 2017
	Deposits
	in Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.06%	5.77%	0.15%	1.50%
Saving accounts	0.01%	8.55%	0.05%	8.00%
Fixed term deposit certificates	0.05%	9.72%	0.01%	10.43%

The following is the detail of the concentration of deposits received from customers per economic sector:

	December 31, 2018			December 31, 2017
	Amount		%	Amount		%
Commerce	Ps.	27,454,858	17%	Ps.	29,587,825	19%
Financial		25,001,924	15%		25,302,624	16%
Individuals		26,626,082	16%		23,362,871	15%
Government and Colombian Government Entities		20,817,529	13%		17,443,318	11%
Manufacturing		8,634,657	5%		9,016,500	6%
Real Estate		6,235,260	4%		6,197,620	4%
Agriculture and livestock		2,200,313	1%		2,401,684	2%
Colombian Municipalities		1,807,946	1%		2,290,683	1%
Foreign Governments		652,670	1%		799,687	1%
Other (1)		44,928,212	27%		38,482,412	25%
Total	Ps.	164,359,451	100%	Ps.	154,885,224	100%
(1)	December 31, 2018, includes deposits from, education sector of Ps. 525,978, services sector of Ps. 6,328,182, tourism sector Ps. 9,084 and others in the sector Ps. 38,064,968.